Treasury shares - Summary of Treasury shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of Treasury Shares [abstract]
At January 1	¥ 0	$ 0	¥ 0
Addition	285,561	39,806	0
At December 31	¥ 285,561	$ 39,806	¥ 0